Document And Entity Information	8 Months Ended
Aug. 29, 2013
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Fiscal Period Focus	Q2
Document Period End Date	Aug. 29, 2013
Document Fiscal Year Focus	2013
Entity Registrant Name	SUPERTEL HOSPITALITY INC
Entity Central Index Key	0000929545
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company